UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22027

                                FundVantage Trust
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1851

                        Date of fiscal year end: April 30

             Date of reporting period: July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

THE BOSTON ADVISORS US SMALL CAP EQUITY FUND, THE BOSTON ADVISORS INTERNATIONAL EQUITY FUND, THE MBIA HIGH YIELD FUND, THE MBIA MULTI-SECTOR INFLATION PROTECTION FUND AND THE MBIA CORE PLUS FIXED INCOME FUND HAVE NOT YET COMMENCED INVESTMENT OPERATIONS. ACCORDINGLY, THERE WERE NO MATTERS RELATING TO A PORTFOLIO SECURITY CONSIDERED AT ANY SHAREHOLDER MEETING HELD DURING THE PERIOD COVERED BY THIS REPORT ON FORM N-PX WITH RESPECT TO WHICH THESE FUNDS WERE ENTITLED TO VOTE.

THE MBIA MUNICIPAL BOND INFLATION PROTECTION FUND AND THE CORVERUS STRATEGIC EQUITY FUND DID NOT OWN ANY VOTING SECURITIES FOR WHICH A PROXY INSTRUCTION FOR A MEETING OF SECURITY HOLDERS WAS GIVEN BY THE FUNDS OR SOLICITED FROM THE FUNDS DURING THE PERIOD COVERED BY THIS REPORT ON FORM N-PX.

                                   LATEEF FUND

REGISTRANT NAME: FUNDVANTAGE TRUST
INVESTMENT COMPANY ACT FILE NUMBER: 811-22027
REPORTING PERIOD: 07/01/2007 - 06/30/2008
REGISTRANT ADDRESS: 301 BELLEVUE PARKWAY, WILMINGTON, DE 19809
NAME OF SERIES (AS APPLICABLE): LATEEF FUND

                                                                                                                 FUND'S
                                                                                                                VOTE FOR
                                                                                                              OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                            WHO                   FOR       WHETHER
                                                                                          PROPOSED   WHETHER  OR WITHHOLD  VOTE WAS
                     EXCHANGE           SHAREHOLDER                                       MATTER:      FUND    REGARDING    FOR OR
ISSUER OF             TICKER              MEETING                                         ISSUER /  CAST VOTE ELECTION OF   AGAINST
PORTFOLIO SECURITY    SYMBOL   CUSIP #      DATE        SUMMARY OF MATTER VOTED ON      SHAREHOLDER ON MATTER  DIRECTORS  MANAGEMENT
-------------------- -------- --------- ----------- ----------------------------------- ----------- --------- ----------- ----------
Automatic Data         ADP     53015103  11/13/2007 Elect Director Gregory D. Brenneman     Mgmt       Yes        For         For
   Processing, Inc.                                 Elect Director Leslie A. Brun           Mgmt       Yes        For         For
                                                    Elect Director Gary C. Butler           Mgmt       Yes        For         For
                                                    Elect Director Leon G. Cooperman        Mgmt       Yes        For         For
                                                    Elect Director Eric C. Fast             Mgmt       Yes        For         For
                                                    Elect Director R. Glenn Hubbard         Mgmt       Yes        For         For
                                                    Elect Director John P. Jones            Mgmt       Yes        For         For
                                                    Elect Director Frederic V. Malek        Mgmt       Yes        For         For
                                                    Elect Director Gregory L. Summe         Mgmt       Yes        For         For
                                                    Elect Director Henry Taub               Mgmt       Yes        For         For
                                                    Ratify Auditors                         Mgmt       Yes        For         For
The Nasdaq             NDAQ   631103108  12/12/2007 Issue Shares in Connection with an      Mgmt       Yes        For         For
   Stock Market, Inc                                Acquisition
                                                    Change Company Name                     Mgmt       Yes        For         For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                           FundVantage Trust


By (Signature and Title)*            /s/ Joel L. Weiss
                                     -------------------------------------------
                                     Joel L. Weiss, President and
                                     Chief Executive Officer
                                     (Principal Executive Officer)

Date                                 August 21, 2008
                                     -------------------------------------------

*    Print the name and title of each signing officer under his or her signature